SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Relevant Exchange Rates of US Dollar and Israeli CPI
The following table presents data regarding the dollar exchange rate of relevant currencies and the Israeli CPI:

	Exchange rate of one US dollar			Israeli CPI(*)
	NIS	Real	Pezo
At December 31,
2016	3.845	3.2591	15.850	112.59 points
2015	3.902	3.9048	13.005	112.82 points
2014	3.889	2.6562	8.552	113.96 points
Increase (decrease) during the year:
2016	(1.46)%	(16.54)%	21.87%	(0.2)%
2015	0.33%	47.01%	52.07%	(1.0)%
2014	12.04%	13.39%	31.21%	(0.2)%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.

Schedule of Depreciation Rates
Rates of depreciation:

%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.